Defined Benefit Liabilities (Assets) - Total Amount of Expenses Recognized in Profit and Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 171,197	₩ 143,725	₩ 125,526
Net interest cost	3,968	3,997	2,170
Total amount of expenses recognized in profit and loss	₩ 175,165	₩ 147,722	₩ 127,696